Annual Fund Operating Expenses - abrdn Ultra Short Municipal Income Active ETF	Aug. 05, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2028
abrdn Ultra Short Municipal Income Active ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.52%	[1]
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.57%)	[2]
Net Expenses (as a percentage of Assets)	0.25%

[1]	Other Expenses” have been estimated to reflect expenses expected to be incurred by the Fund for the current fiscal year.
[2]	abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting total annual fund operating expenses of the Fund to 0.25%, except for certain expenses as described below. This contractual limitation may not be terminated before February 28, 2028 without the approval of the Independent Trustees of the Board. This limit excludes (i) interest, taxes, brokerage fees and short sale dividend expenses; (ii) expenses incurred indirectly by the Fund as a result of investments in short term investment vehicles such as money market funds that do not exceed 0.005% of a Fund’s average net assets (“acquired fund fees and expenses” or “AFFE”) (but includes AFFE for other investment companies and pooled investment vehicles); and (iii) extraordinary expenses, if any. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.